Annual Total Returns - Fidelity® Series Short-Term Credit Fund [BarChart] - 08.31 Fidelity Series Short-Term Credit Fund Series PRO-07 - Fidelity® Series Short-Term Credit Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 27, 2015
Fidelity Series Short-Term Credit Fund-Default
Bar Chart Table:
Annual Return 2016	1.55%
Annual Return 2017	1.50%
Annual Return 2018	1.64%
Annual Return 2019	5.07%
Annual Return 2020	4.14%